Accounting Rules and Methods	6 Months Ended
Jun. 30, 2022
Accounting Rules And Methods [Abstract]
Accounting Rules and Methods	ACCOUNTING RULES AND METHODSBasis of preparation
The Interim Condensed Consolidated Financial Statements have been prepared in accordance with the underlying assumptions of going concern as the Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase.
The Company has historically financed its growth by strengthening its equity in the form of capital increases and issuance of convertible bonds.
The Board of Directors has prepared the financial statements on a going concern basis, as the Company has the necessary means to finance its activities for at least 12 months after the closing date, taking into account the following items:
–53.3 million in cash and cash equivalents held by the Company as of June 30, 2022, consisting mainly of cash and term deposits that can be drawn down immediately without penalty,
–Cash consumption forecasts for the 12 months following the closing date.
In the longer term, the Company will have to find additional funds. In this context the Company appointed a specialized advisor to evaluate strategic options to leverage its ERYCAPS® platform with complementary assets and/or a broader corporate transaction.
The condensed consolidated interim financial statements have been prepared under the historical cost convention with the exception of certain categories of assets and liabilities measured at fair value in accordance with IFRS.
Unless otherwise indicated, all amounts are presented in thousands of euros.
Statement of compliance
The Condensed Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and were approved and authorized for issuance by the Board of Directors of the Company on September 8, 2022.
Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Unaudited Interim Condensed Consolidated Financial Statements of the Company are also prepared in accordance with IAS 34, Interim financial reporting, as adopted by the European Union (EU).
As of June 30, 2022, all IFRS that the IASB had published and that are mandatory are the same as those adopted by the EU and mandatory in the EU. As a result, the Unaudited Interim Condensed Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.
As condensed financial statements, they do not include all information that would be required by the full IFRS standards. They must be read in conjunction with the consolidated financial statements for the year ended December 31, 2021.
The standards applied in the preparation of the Condensed Consolidated Financial Statements are the same as those applied to prepare the financial statements as of December 31, 2021.
The new applicable standards, amendments and interpretations since January 1, 2022 have had no significant impact on the Company’s interim condensed consolidated financial statements.
Recently issued accounting pronouncements that may be relevant to the Company’s operations are as follows:
•Amendments to IAS 1 - Classification of liabilities as current or non-current;
•Amendments to IAS 8 - Definition of Accounting Estimates ;
•Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction ;

The Company does not expect any significant impact resulting from the future adoption of these standards
Scope of consolidation
Details of the Company’s subsidiary as of June 30, 2022 are as follows:

	Date of incorporation	Percent of ownership interest	Accounting method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated
There was no change in the scope of consolidation during the period.
Foreign currencies
Functional Currency and Translation of Financial Statements into Presentation Currency
The Unaudited Interim Condensed Consolidated Financial Statements are presented in euros, which is also the functional currency of the parent company, ERYTECH Pharma S.A..
The exchange rates used for the translation of the financial statements of ERYTECH Pharma, Inc. are as follows:

Exchange rate (USD per EUR)	06/30/2021	12/31/2021	06/30/2022
Weighted average rate	1.2057	1.1835	1.0940
Closing rate	1.1884	1.1326	1.0387
Use of estimates and judgments
The preparation of the Unaudited Interim Condensed Consolidated Financial Statements in accordance with the rules prescribed by the IFRS requires the use of estimates and the formulation of assumptions having an impact on the financial statements. These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The main areas of estimates are described in the annual consolidated financial statements.
The use of estimates and judgements relates mainly to the valuation of :
•share-based payments in accordance with IFRS 2;
•Accrued expenses for hospital costs;
•Income tax expense;
•Recoverable value of right of use and tangible fixed asset in France.
Presentation of the statement of income (loss) The Company presents its statement of income (loss) by function. As of today, the main activity of the Company is research and development. Consequently, only research and development expenses and general administrative expenses functions are considered to be representative of the Company's activity. This distinction reflects the analytical assignment of the personnel, external expenses and depreciation and amortization. The detail of the expenses by nature is disclosed in note 3.2.Segment reporting In accordance with IFRS 8 “Operating Segments”, reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Chief Executive Officer) to allocate resources and to assess performance.
Information per operating segment
The Company operates in a single operating segment: the conducting of research and development of innovative red blood cell-based therapeutics for cancer and orphan diseases in order to market them in the future.
Information per geographical segment

Revenues from external customers (amounts in thousands of euros)	06/30/2021	06/30/2022
	(6 months)	(6 months)
France	—	—
United States	97	54
Total	97	54
Events after the close of the reporting period
August 2022:
•ERYTECH is no longer seeking approval for Graspa® in hypersensitive acute lymphoblastic leukemia (ALL) following feedback from the U.S. Food and Drug Administration (FDA).
•Following the sale of its production facility in Princeton, New Jersey, for $44.5 million in April 2022, the Company appointed a specialized advisor to evaluate strategic options to leverage its ERYCAPS® platform with complementary assets and/or a broader corporate transaction. Multiple options are under review, and the Company expects to give further updates on these strategic initiatives in the fourth quarter of this year.
September 2022:
•On September 2, 2022 the restructuring plan (PSE) was formally approved by the French State department of labour (DREETS-DDETS).
•In September 2022 TRYbeCA-2 trial’s Steering Committee met to review the results of the 25 evaluable patients. No clinical benefit was demonstrated, which could be attributed to the immature closure of the trial and the small number of patients. The treatment was well tolerated.